Organization and Principal Activities (Details) (USD $)	12 Months Ended			0 Months Ended		3 Months Ended	9 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 17, 2014	Dec. 19, 2013	Mar. 31, 2014	Dec. 31, 2014	Mar. 21, 2014	Nov. 20, 2013	Feb. 24, 2008	Oct. 31, 2009
Foreign owned subsidiaries economic ownership in variable interest entities
Common stock, shares authorized	500,000,000	500,000,000					500,000,000
Common stock, shares issued	134,015,621	120,000,000					134,015,621
Ordinary shares (in dollars)	$ 134,015	$ 120,000					$ 134,015
Ordinary shares, shares outstanding	134,015,621	120,000,000					134,015,621
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001					$ 0.001
Selling, general and administrative expenses	366,341,900	226,142,936	163,534,947
Ordinary Shares | Initial public offering
Foreign owned subsidiaries economic ownership in variable interest entities
Number of shares issued or sold				11,500,000
Share price				$ 10.00
Net proceeds from IPO				101,400,000
ADSs | Initial public offering
Foreign owned subsidiaries economic ownership in variable interest entities
Number of shares issued or sold				11,500,000
Tencent | Ordinary Shares | Private placement
Foreign owned subsidiaries economic ownership in variable interest entities
Number of shares issued or sold				2,029,420
Net proceeds from private placement				18,900,000
Tencent | ADSs | Initial public offering
Foreign owned subsidiaries economic ownership in variable interest entities
Share price				$ 10.00
E-House
Foreign owned subsidiaries economic ownership in variable interest entities
Common stock, shares authorized									500,000,000
Common stock, shares issued					50,000,000				50,000
Common stock, shares issued					70,000,000
Ordinary shares (in dollars)					70,000
Ordinary shares, shares outstanding					500,000,000				50,000
Ordinary shares, par value (in dollars per share)					$ 0.001				$ 1.00
Share split ratio					0.001
Selling, general and administrative expenses		15,527,623	21,560,829			2,857,251
Corporate service under transitional service agreement							10,399,978
E-House | Tencent | Share purchase and subscription agreement
Foreign owned subsidiaries economic ownership in variable interest entities
Consideration received								180,000,000
Number of subsidiary shares acquired by counterparty								19,201,800
SINA
Foreign owned subsidiaries economic ownership in variable interest entities
Corporate service under transitional service agreement	$ 6,630,010	$ 6,033,036	$ 5,145,039
Shanghai SINA Leju
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership percentage	100.00%						100.00%
Shanghai Yi Yue
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership percentage	100.00%						100.00%
Beijing Maiteng
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership percentage	84.00%						84.00%
COHT | E-House
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership percentage										34.00%
COHT | SINA
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership percentage										66.00%	66.00%
City Rehouse
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership percentage	100.00%						100.00%